Leases (Details 1)	12 Months Ended
Jan. 31, 2023 CAD ($)
Leases
Lease Liabilty, beginning balance	$ 4,702,292
Lease liability expense	479,164
Disposal	(4,739,149)
Lease payments	(499,929)
Effect of foreign exchange rate changes	$ 57,622